Fee Revenue (Tables)	12 Months Ended
Apr. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Contract Asset and Liability
The following table outlines the Company’s contract asset and liability balances as of April 30, 2026 and 2025:

	April 30,
	2026	2025

	(in thousands)
Contract assets-unbilled receivables	$106,286	$113,743
Contract liabilities-deferred revenue	$247,519	$245,379

Schedule of Disaggregation of Fee Revenue by Industry
The following table provides further disaggregation of fee revenue by industry:

	Year Ended April 30,
	2026		2025		2024
	Dollars	%	Dollars	%	Dollars	%

	(dollars in thousands)
Industrial	$910,507	31.3%	$814,619	29.9%	$813,919	29.5%
Financial Services	547,351	18.8	516,742	18.9	491,761	17.8
Life Sciences/Healthcare	485,878	16.7	475,779	17.4	485,321	17.6
Technology	432,549	14.9	396,027	14.5	404,569	14.6
Consumer Goods	348,360	12.0	349,196	12.8	382,175	13.8
Education/Non–Profit/General	182,824	6.3	177,725	6.5	184,926	6.7
Fee Revenue	$2,907,469	100.0%	$2,730,088	100.0%	$2,762,671	100.0%